RELATED PARTIES - Balances recognized in assets and liabilities and amounts transacted during the period (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Transactions Between Related Parties [Line Items]
Assets	R$ 72,031	R$ 87,493
Liabilities	(699,141)	(1,076,419)
Sales (purchase)	184,728	206,706	R$ 166,029
Dividends payable, non-cash assets distributions	1,393,121	2,200,917
Controlling Shareholders
Disclosure of Transactions Between Related Parties [Line Items]
Dividends payable, non-cash assets distributions	698,460
Non-Controlling Shareholders
Disclosure of Transactions Between Related Parties [Line Items]
Dividends payable, non-cash assets distributions	694,661
Total Dividends
Disclosure of Transactions Between Related Parties [Line Items]
Dividends payable, non-cash assets distributions	1,393,121
Trade accounts receivable
Disclosure of Transactions Between Related Parties [Line Items]
Assets	68,209	83,545
Other assets
Disclosure of Transactions Between Related Parties [Line Items]
Assets	3,822	3,948
Trade accounts payable
Disclosure of Transactions Between Related Parties [Line Items]
Liabilities	(681)	(1,457)
Dividends and interests on own capital payable
Disclosure of Transactions Between Related Parties [Line Items]
Liabilities	(698,460)	(1,074,962)
Transactions with majority shareholders
Disclosure of Transactions Between Related Parties [Line Items]
Assets		4
Liabilities	(698,460)	(1,074,983)
Sales (purchase)	(310)	66	9
Suzano Holding S.A.
Disclosure of Transactions Between Related Parties [Line Items]
Assets		4
Liabilities	(412,146)	(630,387)
Sales (purchase)	(310)	66	9
Controller
Disclosure of Transactions Between Related Parties [Line Items]
Liabilities	(219,817)	(336,205)
Managements and related persons
Disclosure of Transactions Between Related Parties [Line Items]
Assets
Liabilities	(36,053)	(55,627)
Sales (purchase)
Alden Fundo de Investimento em Ações
Disclosure of Transactions Between Related Parties [Line Items]
Liabilities	(30,444)	(52,764)
Transactions with companies of the Suzano Group and other related parties
Disclosure of Transactions Between Related Parties [Line Items]
Assets	72,031	87,489
Liabilities	(681)	(1,436)
Sales (purchase)	185,038	206,640	166,020
Management
Disclosure of Transactions Between Related Parties [Line Items]
Assets	914	61
Sales (purchase)	1,399	538	(906)
Bexma Participacoes Ltda.
Disclosure of Transactions Between Related Parties [Line Items]
Assets	6
Sales (purchase)	21	7	9
Bizma Investimentos Ltda. [Member]
Disclosure of Transactions Between Related Parties [Line Items]
Sales (purchase)			7
Naman Capoital Ltda.
Disclosure of Transactions Between Related Parties [Line Items]
Assets
Sales (purchase)	7	9
Civelec Participações Ltda
Disclosure of Transactions Between Related Parties [Line Items]
Assets	2,895	3,860
Sales (purchase)			4,825
Fundacao Arymax
Disclosure of Transactions Between Related Parties [Line Items]
Assets	5
Sales (purchase)	13	5	3
Ibema Companhia Brasileira de Papel
Disclosure of Transactions Between Related Parties [Line Items]
Assets	68,209	83,343
Liabilities	(658)	(1,413)
Sales (purchase)	189,280	211,482	168,621
Instituto Ecofuturo - Futuro Para o Desenvolvimento Sustentavel
Disclosure of Transactions Between Related Parties [Line Items]
Assets	2	21
Liabilities
Sales (purchase)	(4,961)	(5,173)	(5,549)
IPFL Holding S.A
Disclosure of Transactions Between Related Parties [Line Items]
Assets		1
Sales (purchase)	5	10	5
Mabex Representacoes e Participacoes Ltda.
Disclosure of Transactions Between Related Parties [Line Items]
Liabilities	(16)	(23)
Sales (purchase)	(1,165)	(915)	(817)
Nemonorte Imoveis e Participacoes Ltda.
Disclosure of Transactions Between Related Parties [Line Items]
Liabilities	(7)
Sales (purchase)	(186)	(177)	R$ (178)
Woodspin Oy
Disclosure of Transactions Between Related Parties [Line Items]
Assets		203
Sales (purchase)	R$ 625	R$ 854